Impaired Loans and Non Accrual Loans by Class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Total impaired loans, Recorded Investment	$ 13,843	$ 15,210
Total impaired loans, Unpaid Principal Balance	14,154	16,077
Impaired loans, Related Allowance	581	245
Total impaired loans, Nonaccrual Loans	7,654	10,591
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	3,866	5,232
Impaired loans without valuation allowance, Unpaid Principal Balance	4,013	5,536
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	3,855	5,232
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	4,407	4,757
Impaired loans without valuation allowance, Unpaid Principal Balance	4,407	5,215
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	1,522	3,795
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	546	31
Impaired loans without valuation allowance, Unpaid Principal Balance	546	31
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	470	31
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	361	316
Impaired loans without valuation allowance, Unpaid Principal Balance	435	331
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	366	316
Total impaired loans without valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	9,180	10,336
Impaired loans without valuation allowance, Unpaid Principal Balance	9,401	11,113
Impaired loans, Related Allowance	0	0
Impaired loans without valuation allowance, Nonaccrual Loans	6,213	9,374
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	3,125	358
Impaired loans with valuation allowance, Unpaid Principal Balance	3,125	358
Impaired loans, Related Allowance	454	33
Impaired loans with valuation allowance, Nonaccrual Loans	1,133	358
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	1,466	3,893
Impaired loans with valuation allowance, Unpaid Principal Balance	1,556	3,983
Impaired loans, Related Allowance	88	107
Impaired loans with valuation allowance, Nonaccrual Loans	236	236
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	72	623
Impaired loans with valuation allowance, Unpaid Principal Balance	72	623
Impaired loans, Related Allowance	39	105
Impaired loans with valuation allowance, Nonaccrual Loans	72	623
Total impaired loans with valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	4,663	4,874
Impaired loans with valuation allowance, Unpaid Principal Balance	4,753	4,964
Impaired loans, Related Allowance	581	245
Impaired loans with valuation allowance, Nonaccrual Loans	$ 1,441	$ 1,217